Post-Employment and Other Non-current Employee Benefits - Balances of Liabilities for Post-Employment and Other Non-Current Employee Benefits (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability	$ 1,240	$ 1,173	$ 855	$ 344
Total post-employment and other non-current employee benefits	4,126	3,838
Pension and Retirement Plans
Disclosure of net defined benefit liability (asset) [line items]
Vested benefit obligation	952	996
Non-vested benefit obligation	1,876	1,644
Accumulated benefit obligation	2,828	2,640
Excess of projected defined benefit obligation over accumulated benefit obligation	1,687	1,671
Defined benefit obligation	4,515	4,311
Pension plan funds at fair value	(1,234)	(1,201)
Net defined benefit liability	3,281	3,110
Seniority Premiums
Disclosure of net defined benefit liability (asset) [line items]
Vested benefit obligation	289	307
Non-vested benefit obligation	232	224
Accumulated benefit obligation	521	531
Excess of projected defined benefit obligation over accumulated benefit obligation	457	334
Defined benefit obligation	978	865
Pension plan funds at fair value	(133)	(137)
Net defined benefit liability	$ 845	$ 728